CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Cash flows from/(used in) operating activities:
Profit for the year		₨ 57,245		$ 671	₨ 55,684		₨ 45,067
Adjustments for:
Tax expense, net		19,539		229	16,186		15,300
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	[1]	(3,554)		(42)	(3,149)		(876)
Depreciation and amortization		17,058		200	14,841		12,636
Impairment of non-current assets, net		1,693		20	3		699
Allowance for credit losses (on trade receivables and other advances)		161		2	275		205
(Profit)/ Loss on sale/disposal of assets, net		(1,522)		(18)	(900)		208
Share of profit of equity accounted investees		(217)		(3)	(147)		(370)
Unrealized exchange (gain)/loss, net		211		2	(534)		(939)
Interest (income)/expense, net		152		2	(567)		248
Inventories write-down		5,220		61	3,563		4,869
Equity settled share-based payment expense		424		5	407		397
Dividend income		0		0	0	[2]	0	[2]
Changes in operating assets and liabilities:
Trade and other receivables		(10,283)		(120)	(8,054)		(5,752)
Inventories		(12,753)		(149)	(18,445)		(2,654)
Trade and other payables		340		4	3,460		23
Other assets and other liabilities, net		(7,293)		(85)	2,857		528
Cash generated from operations		66,421		779	65,480		69,589
Income tax paid, net		(19,993)		(234)	(20,047)		(10,714)
Net cash from operating activities		46,428		545	45,433		58,875
Cash flows from/(used in) investing activities:
Purchase of property, plant and equipment		(27,504)		(322)	(16,403)		(11,323)
Proceeds from sale of property, plant and equipment		512		6	1,064		82
Purchase of other intangible assets		(6,894)		(81)	(11,032)		(7,543)
Proceeds from sale of other intangible assets		732		9	21		0
Payment for acquisition of business		(53,096)		(622)	0		0
Investment in associates		(317)		(4)	(12)		0
Purchase of other investments (including bank deposits)		(254,458)		(2,979)	(145,488)		(136,171)
Proceeds from sale of other investments (including bank deposits)		279,576		3,273	129,784		112,805
Dividends received from equity accounted investees		0		0	445		0
Interest and dividend received		3,372		38	1,338		777
Net cash used in investing activities		(58,077)		(682)	(40,283)		(41,373)
Cash flows from/(used in) financing activities:
Proceeds from issuance of equity shares (including treasury shares)		193		2	805		157
Purchase of treasury shares		(1,389)		(16)	0		0
Proceeds from sale of treasury shares		0		0	0		211
Proceeds from/(repayment of) short-term borrowings, net		24,490		287	5,493		(19,382)
Proceeds from long-term borrowings (Refer to Note 17 for details)		0		0	3,800		0
Repayment of long-term borrowings (Refer to Note 17 for details)		0		0	(3,800)		0
Proceeds from issuance of equity shares in subsidiary to Non-controlling interest		7,056		83	0		0
Payment of principal portion of lease liabilities (Refer to Note 17 for details)		(1,294)		(15)	(1,147)		(1,015)
Dividend paid		(6,662)		(78)	(6,648)		(4,979)
Interest paid		(3,483)		(41)	(2,266)		(1,853)
Net cash from//(used) in financing activities		18,911		222	(3,763)		(26,861)
Net increase/(decrease) in cash and cash equivalents		7,262		85	1,387		(9,359)
Effect of exchange rate changes on cash and cash equivalents		224		1	(59)		286
Cash and cash equivalents at the beginning of the year		7,107	[3]	85	5,779	[3]	14,852
Cash and cash equivalents at the end of the year (Refer to Note 7 for details)	[3]	₨ 14,593		$ 171	₨ 7,107		₨ 5,779

[1]	Fair value through profit and loss
[2]	Rounded to the nearest million.
[3]	Adjusted for bank overdraft of Rs.61 for the year ended March 31, 2025.